Comprehensive Income	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Comprehensive Income

17.	Comprehensive Income

The components of the Company’s comprehensive income (loss) were as follows (in thousands):

	Year Ended December 31,
	2011	2010
Net earnings	$(60)	$2,946
Foreign currency translation adjustments	(241)	$436
Pension adjustment net of taxes	(277)	(50)
Total	$(578)	$3,332